Share Capital and Share Premium (Details Textual) - USD ($)			1 Months Ended		12 Months Ended
	Jul. 10, 2017	Feb. 06, 2017	Jan. 20, 2017	Mar. 29, 2016	Dec. 31, 2017	Dec. 31, 2016
Share Capital and Share Premium (Textual)
Prefered stock share authorized					5,000,000
Prefered stock par value					$ 0.0001
Common stock share authorized					150,000,000
Common stock par value					$ 0.0001
Share based payment amount				$ 429,000
Company granted and issued	215,000		57,600
Common stock reduced		26,517,329
Outstanding shares		1,767,821			1,986,299	1,767,821
Reverse stock split, description		1-15 reverse stock split
Issue and fully paid common shares					$ 0.0001	$ 0.0001
February 6 2017 [Member]
Share Capital and Share Premium (Textual)
Outstanding shares		1,767,821
February 10, 2018 [Member]
Share Capital and Share Premium (Textual)
Common stock granted, and subsequently issued					285,000
Executive officers and directors [Member]
Share Capital and Share Premium (Textual)
Common stock granted, and subsequently issued				1,100,000